BORROWINGS - Notes (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
BORROWINGS
Total notes	₽ 208,155	₽ 183,935
Less: current portion	(20,813)	(27,937)
Total notes, non-current	₽ 187,342	155,998
MTS International Notes due 2023 | USD
BORROWINGS
Interest rate	5.00%
Total notes	₽ 33,091	27,712
MTS PJSC Notes due 2025 (8.00%)
BORROWINGS
Interest rate	8.00%
Total notes	₽ 14,987	14,984
MTS PJSC Notes due 2022 (7.70%)
BORROWINGS
Interest rate	7.70%
Total notes	₽ 14,980	14,969
MTS PJSC Notes due 2023 (6.85%)
BORROWINGS
Interest rate	6.85%
Total notes	₽ 14,971	14,961
MTS PJSC Notes due 2027
BORROWINGS
Interest rate	6.60%
Total notes	₽ 14,971
MTS PJSC Notes due 2021 (8.85%)
BORROWINGS
Interest rate	8.85%
Total notes	₽ 9,999	9,995
MTS PJSC Notes due 2026
BORROWINGS
Interest rate	7.90%
Total notes	₽ 9,998	9,998
MTS PJSC Notes due 2022 (9.00%)
BORROWINGS
Interest rate	9.00%
Total notes	₽ 9,998	9,995
MTS PJSC Notes due 2021 (7.10%)
BORROWINGS
Interest rate	7.10%
Total notes	₽ 9,997	9,992
MTS PJSC Notes due 2025 (7.25%)
BORROWINGS
Interest rate	7.25%
Total notes	₽ 9,990	9,988
MTS PJSC Notes due 2022 (6.45%)
BORROWINGS
Interest rate	6.45%
Total notes	₽ 9,988	9,973
MTS PJSC Notes due 2024 (8.70%)
BORROWINGS
Interest rate	8.70%
Total notes	₽ 9,986	9,982
MTS PJSC Notes due 2022 (5.50%)
BORROWINGS
Interest rate	5.50%
Total notes	₽ 9,984
MTS PJSC Notes due 2023 (6.50%)
BORROWINGS
Interest rate	6.50%
Total notes	₽ 9,860	9,351
MTS PJSC Notes due 2024 (8.60%)
BORROWINGS
Interest rate	8.60%
Total notes	₽ 7,488	7,485
MTS PJSC Notes due 2027 (6.60%)
BORROWINGS
Interest rate	6.60%
Total notes	₽ 6,980
MTS PJSC Notes due 2022 (8.40%)
BORROWINGS
Interest rate	8.40%
Total notes	₽ 4,994	4,991
MTS PJSC Notes due 2026 (6.60%)
BORROWINGS
Interest rate	6.60%
Total notes	₽ 4,990
MTS PJSC Notes due 2031
BORROWINGS
Interest rate	7.50%
Total notes	₽ 891	891
Other
BORROWINGS
Total notes	₽ 12	12
MTS International Notes due 2020 | USD
BORROWINGS
Interest rate	8.625%
Total notes		18,616
MTS PJSC Notes due 2020
BORROWINGS
Interest rate	7.90%
Total notes		₽ 40